Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity File Number	001-35126
Entity Registrant Name	21VIANET GROUP, INC.
Entity Central Index Key	0001508475
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Guanjie Building Southeast 1st Floor
Entity Address, Address Line Two	10# Jiuxianqiao East Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100016
Entity Address, Country	CN
Title of 12(b) Security	American depositary shares, each representing six Class A ordinary shares, par value US$0.00001 per share
Trading Symbol	VNET
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Business Contact
Document and Entity Information
Entity Address, Address Line One	Guanjie Building, Southeast 1st Floor
Entity Address, Address Line Two	10# Jiuxianqiao East Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100016
Entity Address, Country	CN
Contact Personnel Name	Ms. Sharon Xiao Liu
City Area Code	86
Local Phone Number	10 8456-2121
Class A Ordinary Shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	672,024,600
Class B Ordinary Shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	145,875,113
Class C Ordinary Shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	60,000